REGULATORY MATTERS	12 Months Ended
Dec. 31, 2025
Banking Regulation, Total Capital [Abstract]
REGULATORY MATTERS	REGULATORY MATTERS
The Company is subject to the regulations of certain federal, state, and foreign agencies, and undergoes periodic examinations by such regulatory authorities.

The minimum U.S. regulatory capital ratios for banks under Basel III are 4.5% for the CET1 capital ratio, 6.0% for the Tier 1 capital ratio, 8.0% for the total capital ratio, and 4.0% for the leverage ratio. To qualify as “well-capitalized,” regulators require banks to maintain capital ratios of at least 6.5% for the CET1 capital ratio, 8.0% for the Tier 1 capital ratio, 10.0% for the total capital ratio, and 5.0% for the leverage ratio. At December 31, 2025 and 2024, SBNA met the well-capitalized capital ratio requirements.

As a BHC, SHUSA is required to maintain a CET1 capital ratio of at least 4.5%, a Tier 1 capital ratio of at least 6.0%, a total capital ratio of at least 8.0%, and a leverage ratio of at least 4.0%. The Company’s capital levels exceeded the ratios required for BHCs. The Company's ability to make capital distributions will depend on the Federal Reserve's review of the Company's capital plan, the results of the stress tests described in this Form 10-K, and the Company's capital status, as well as other supervisory factors.

The Federal Reserve has discretionary authority to establish additional prudential standards, on its own or at the Financial Stability Oversight Council's recommendation, regarding contingent capital, enhanced public disclosures, short-term debt limits, and otherwise as it deems appropriate.

For a discussion of Basel III and the standardized approach and related future changes to the minimum U.S. regulatory capital ratios, see the section of the MD&A captioned "Regulatory Matters."
NOTE 22. REGULATORY MATTERS (continued)

The FDIA established five capital tiers: well-capitalized, adequately-capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. A depository institution’s capital tier depends on its capital levels in relation to various capital measures, which include leverage and risk-based capital measures and certain other factors. Depository institutions that are not classified as well-capitalized or adequately-capitalized are subject to various restrictions regarding capital distributions, payment of management fees, acceptance of brokered deposits and other operating activities.

Federal banking laws, regulations and policies also limit SBNA’s ability to pay dividends and make other distributions to the Company. The Bank must obtain prior OCC approval to declare a dividend or make any other capital distribution if, after such dividend or distribution: (1) the Bank’s total distributions to SHUSA within that calendar year would exceed 100% of its net income during the year plus retained net income for the prior two years; (2) the Bank would not meet capital levels imposed by the OCC in connection with any order, or (3) the Bank is not adequately capitalized at the time. The OCC's prior approval would be required if the Bank is notified by the OCC that it is a problem institution or in troubled condition.

Any dividend declared and paid or return of capital has the effect of reducing capital ratios. During 2025, 2024, and 2023, the Company paid common stock cash dividends to Santander of $1.4 billion, $1.1 billion and $3.0 billion, respectively, and preferred stock cash dividends to Santander of $176.7 million, $176.9 million, and $90.8 million, respectively. During 2025 SBNA paid $1.4 billion of dividends to SHUSA. In 2024, and 2023, SBNA did not pay dividends to SHUSA, excluding $160.0 million and $420 million of dividends paid by BSI to SHUSA in 2024 and 2023, respectively, prior to the October 1, 2025 reorganization of BSI as a wholly-owned subsidiary of SBNA.

During 2025 and 2024, the Company did not issue any preferred stock. During 2023, the Company issued $1.0 billion of Series F Preferred Stock and $500 million of Series G Preferred Stock. Refer to Note 12 of the Consolidated Financial Statements for further discussion of these transactions.
The following schedule summarizes the actual capital balances of SBNA and SHUSA at December 31, 2025 and 2024:

	REGULATORY CAPITAL
(Dollars in thousands)	CET 1 Capital Ratio	Tier 1 Capital Ratio	Total Capital Ratio	Leverage Ratio

SBNA at December 31, 2025(1):
Regulatory capital	$13,115,216	$13,115,216	$13,911,413	$13,115,216
Capital ratio	20.74%	20.74%	22.00%	12.61%
SHUSA at December 31, 2025(1):
Regulatory capital	$13,500,383	$15,500,383	$17,775,518	$15,500,383
Capital ratio	12.57%	14.43%	16.55%	9.19%

	CET 1 Capital Ratio	Tier 1 Capital Ratio	Total Capital Ratio	Leverage Ratio

SBNA at December 31, 2024(1)(2):
Regulatory capital	$13,077,980	$13,077,980	$13,934,047	$13,077,980
Capital ratio	19.21%	19.21%	20.47%	11.83%
SHUSA at December 31, 2024(1):
Regulatory capital	$13,723,689	$15,838,682	$18,176,680	$15,838,682
Capital ratio	12.71%	14.66%	16.83%	9.27%
(1) Capital ratios calculated under CECL transition provisions permitted by the CARES Act.
(2) Regulatory capital ratios have been restated for the October 1, 2025 reorganization of BSI as a wholly-owned subsidiary of SBNA effective January 1, 2024.